Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Balance at beginning of period	$ 16,562	$ 19,602
Additions	19,556	6,683
Disposals	(722)	(1,113)
Amortization for the year	(7,918)	(8,610)
Balance at end of period	27,478	16,562
Drydocking
Balance at beginning of period	15,864	18,257
Additions	8,929	6,293
Disposals	(722)	(1,113)
Amortization for the year	(7,078)	(7,573)
Balance at end of period	16,993	15,864
Financing Costs
Balance at beginning of period	698	1,345
Additions	10,627	390
Disposals	0	0
Amortization for the year	(840)	(1,037)
Balance at end of period	$ 10,485	$ 698